SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties (Details) $ in Thousands	Dec. 31, 2023 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	$ 20,278,895
Amount at which shown in the balance sheet	20,548,510
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	16,604,693
Fair Value	15,090,056
Amount at which shown in the balance sheet	15,090,056
U.S. government and government sponsored enterprises
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,972,264	[1]
Fair Value	1,736,952
Amount at which shown in the balance sheet	1,736,952
U.S. states, territories and municipalities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	51,350	[1]
Fair Value	51,642
Amount at which shown in the balance sheet	51,642
Non US sovereign government supranational and government related
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,909,275	[1]
Fair Value	1,780,318
Amount at which shown in the balance sheet	1,780,318
Corporate bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	7,309,854	[1]
Fair Value	6,777,767
Amount at which shown in the balance sheet	6,777,767
Asset-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	15,022	[1]
Fair Value	15,022
Amount at which shown in the balance sheet	15,022
Residential mortgage-backed securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	5,346,928	[1]
Fair Value	4,728,355
Amount at which shown in the balance sheet	4,728,355
Equities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	532,484	[1]
Fair Value	917,170
Amount at which shown in the balance sheet	917,170
Banks, trust and insurance companies
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	93,942	[1]
Fair Value	39,141
Amount at which shown in the balance sheet	39,141
Industrial, miscellaneous and all other
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	423,149	[1]
Fair Value	860,189
Amount at which shown in the balance sheet	860,189
Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	15,393	[1]
Fair Value	17,840
Amount at which shown in the balance sheet	17,840
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,032,895	[1]
Fair Value	1,020,257
Amount at which shown in the balance sheet	1,020,257
Other invested assets
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	3,251,412	[2]
Amount at which shown in the balance sheet	3,464,839
Equity method investments	213,000
Investments in real estate
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Fair Value	0	[3]
Amount at which shown in the balance sheet	$ 56,188	[3]

[1]	Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
[2]	Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $213 million.
[3]	Investments in real estate are carried at original cost less any impairments.